Real Estate Properties - 2018/2017 Disposition Activities (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Feb. 28, 2018 USD ($) ft² building property	Jan. 31, 2018 USD ($) ft² building	Oct. 31, 2017 USD ($) ft² building property	Aug. 31, 2017 USD ($) ft² building property	Dec. 31, 2017 USD ($) building property	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)
Real Estate Properties [Line Items]
Rentable area of properties (in square feet) | ft²						830,185
Net book value					$ 2,633,873	$ 1,591,956
Loss on impairment of real estate					9,490	$ 0	$ 0
Sacramento, CA
Real Estate Properties [Line Items]
Rentable area of properties (in square feet) | ft²						337,811
Office Building | Disposal Group, Disposed of by Sale | Albuquerque, NM | One building
Real Estate Properties [Line Items]
Number of properties | property			1
Number of buildings | building			1
Rentable area of properties (in square feet) | ft²			29,045
Net book value			$ 1,885
Aggregate sale price of properties sold, excluding closing costs			$ 2,000
Loss on impairment of real estate					230
Office Building | Disposal Group, Disposed of by Sale | Minneapolis, NM | One building
Real Estate Properties [Line Items]
Loss on impairment of real estate					9,260
Office Building | Discontinued operations | Falls Church, VA | One building
Real Estate Properties [Line Items]
Number of properties | property				1
Number of buildings | building				1
Rentable area of properties (in square feet) | ft²				164,746
Net book value				$ 12,901
Aggregate sale price of properties sold, excluding closing costs				$ 13,523
Increase the carrying value of property					$ 619
Subsequent Event | Office Building | Disposal Group, Disposed of by Sale | Minneapolis, NM | One building
Real Estate Properties [Line Items]
Number of properties | property	1
Number of buildings | building		1
Rentable area of properties (in square feet) | ft²		193,594
Aggregate sale price of properties sold, excluding closing costs		$ 20,000
Subsequent Event | Office Building | Disposal Group, Disposed of by Sale | Safford, AZ | One building
Real Estate Properties [Line Items]
Number of properties | property	1
Number of buildings | building	1
Rentable area of properties (in square feet) | ft²	36,139
Aggregate sale price of properties sold, excluding closing costs	$ 8,250
Subsequent Event | Office Building | Disposal Group, Disposed of by Sale | Sacramento, CA | One building
Real Estate Properties [Line Items]
Number of properties | property	1
Number of buildings | building	1
Rentable area of properties (in square feet) | ft²	110,500
Aggregate sale price of properties sold, excluding closing costs	$ 10,755
FPO Transaction | Disposal Group, Disposed of by Sale
Real Estate Properties [Line Items]
Number of properties | property					28
Number of buildings | building					61
Net book value					$ 658,190